OTHER LONG-TERM LIABILITIES - Schedule of Other Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Liabilities Noncurrent [Abstract]
Construction retention payables	$ 20,679	$ 1,608
Deferred rent liabilities	7,626	5,591
Other deposits received	187	213
Other Long-term Liabilities	$ 28,492	$ 7,412